INCOME TAXES (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income taxes
Unified income tax rate		25.00%	25.00%
Current and deferred components of the income tax expense
Current tax expense			$ 6,010	$ 6,351	$ 9,291
Deferred tax expense			(2,469)	(3,892)	(5,479)
Income tax expense net			3,541	2,459	3,812
Deferred tax assets
Accrued expenses	$ 4,094		5,551	4,094	3,615
Net operating loss carry-forwards	14,123		15,469	14,123	11,337
Total deferred tax assets	18,217		21,020	18,217	14,952
Less: valuation allowance	(2,022)		(2,859)	(2,022)	(2,522)
Deferred tax assets, net	16,195		18,161	16,195	12,430
Deferred tax liabilities
Acquired intangible assets, net	1,110		3,384	1,110
Total deferred tax liabilities	1,110		3,384	1,110
Net operating loss carried forward	$ 56,492		61,586	56,492
Reconciliation of the effective tax rate and the statutory income tax rate
Income before income taxes			2,015	1,037	10,592
Income tax expense computed at an applicable tax rate of 25%			504	259	2,648
Permanent differences			108	10	6
Effect of income tax rate difference in other jurisdictions			2,092	2,690	909
Change in valuation allowance			837	(500)	249
Income tax expense net			$ 3,541	$ 2,459	$ 3,812
Withholding tax (as a percent)		10.00%	10.00%
Deferred tax liabilities accrued for the Chinese dividend withholding taxes			$ 0
Singapore
Income taxes
Unified income tax rate		17.00%	17.00%
Assessable profits of HK$2 million | Hong Kong
Income taxes
Profits tax rate (as a percent)	8.25%	8.25%	8.25%
Assessable profits in excess of HK$2 Million | Hong Kong
Income taxes
Profits tax rate (as a percent)	16.50%	16.50%	16.50%
Tax Exempted for First SGD$10K | Singapore
Income taxes
Exempted tax amount		$ 10
Exempted tax percentage		75.00%	75.00%
Tax Exempted for Next SGD$190K | Singapore
Income taxes
Exempted tax amount		$ 190
Exempted tax percentage		50.00%	50.00%